Commitments and Contingencies (Schedule of Future Minimum Lease Payments for Non-cancelable Operating Leases) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	104,701
2014	28,996
2015	24,172
2016	10,531
2017	562
Total	168,962
Office Premises [Member]
Operating Leased Assets [Line Items]
2013	28,328
2014	26,164
2015	24,172
2016	10,531
2017	562
Total	89,757
Server leasing and maintenance fees [Member]
Operating Leased Assets [Line Items]
2013	76,373
2014	2,832
2015	0
2016	0
2017	0
Total	79,205